Business Combinations - Schedule of Proforma Information Related to Business Combination (Detail) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Monocl Holding Company
Business Acquisition [Line Items]
Revenue	$ 91,750	$ 122,333	$ 87,157
Net loss	$ (43,763)	$ (58,350)	(97,134)
Definitive Holdco
Business Acquisition [Line Items]
Revenue			84,122
Net loss			$ (92,228)